Financial risk management - Summary of the capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Tier I common equity capital	₩ 41,388,070	₩ 37,287,768
Additional tier 1 capital	5,118,817	5,979,604
Tier I capital	46,506,887	43,267,372
Tier II capital	3,685,637	3,714,400
Total capital (A)	50,192,524	46,981,772
Total risk-weighted assets (B)	₩ 314,180,698	₩ 291,542,598
Capital adequacy ratio (A/B)	15.98%	16.11%
Tier I capital adequacy ratio	14.80%	14.84%
Common stock ratio	13.17%	12.79%